DELAWARE GROUP ADVISER FUNDS

Delaware Diversified Income Fund
(the "Fund")

Supplement to the Prospectuses dated December 31, 2003

Effective September 1, 2004, Delaware Management Company ("DMC") has terminated the Sub-Advisory Agreement with Delaware International Advisers Ltd. for the Fund. DMC assumed responsibility for the day-to-day management of the International sector of its portion of the Fund's assets.

The following information replaces the section entitled Who manages the Fund on page 16 of the prospectuses:
Investment manager

Effective September 1, 2004, the Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager is entitled to receive an aggregate fee of 0.55% of the Fund's average daily net assets.

Prior to September 1, 2004, the Fund was sub-advised by Delaware International Advisers Ltd. ("DIAL") who furnished investment recommendations, assets allocation advice, research and other investment services regarding foreign securities for the Fund. For its services to the Fund, DIAL was paid a sub-advisory fee equal to the fee received by the manager that is attributable to the foreign assets in the Fund's investment portfolio.

Portfolio managers

Upender V. Rao, Timothy L. Rabe, Paul Grillo and Philip R. Perkins have primary responsibility for making day-to-day investment decisions for the Fund. When making decisions for the Fund, Messrs. Rao, Rabe, Grillo and Perkins regularly consult with Ryan K. Brist and Stephen R. Cianci.

Upender V. Rao, Senior Vice President/Senior Portfolio Manager, received his MBA from the University of Michigan's Business School and his undergraduate degree in engineering from Indian Institute of Technology, Madras, India. Prior to joining Delaware Investments in 2000, Mr. Rao served as head of emerging markets research and trading at Conseco Capital Management. Previous to his role in emerging markets, Mr. Rao was the head of all energy and basic industry research. Mr. Rao is a CFA charterholder.

Timothy L. Rabe, Senior Vice President/Senior Portfolio Manager, received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, Mr. Rabe worked as a tax analyst for The Northern Trust Company. Mr. Rabe is a CFA charterholder.

Paul Grillo, Vice President/Senior Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as Mortgage Strategist and Portfolio Manager at Chemical Investment Group and as Financial Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

Philip R. Perkins, Senior Vice President/Senior Portfolio Manager, holds a B.A. from the University of Notre Dame. He joined Delaware Investments in June 2003 from Deutsche Bank A.G., where he served as a Managing Director in Global Markets. He was Chief Operating Officer for the Bank's Emerging Markets Division, based in London. From 1998 to 2001, he was based in Moscow and responsible for Local Markets Trading. Prior to that, Mr. Perkins was Chief Executive Officer of Dinner Key Advisors Inc., a Registered Broker dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a Mortgage/CMO trader from 1985 to 1990.

Ryan K. Brist, Executive Vice President/Managing Director - Fixed Income, earned his bachelor's degree from Indiana University. Prior to joining Delaware Investments in August 2000, he served as a Senior Trader and Corporate Specialist for Conseco Capital Management's fixed-income group. He previously worked in oil/gas investment banking as an Analyst for Dean Witter Reynolds in New York. He is a Chartered Financial Analyst.

Stephen R. Cianci, Vice President/Senior Portfolio Manager, holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments' Fixed Income Department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder.

The following information replaces the section entitled Who's who? on page 18 of the Class A * Class B * Class C * Class R prospectus:
Who's who?	This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

Board of Trustees
Investment manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Fund	Custodian JPMorgan Chase Bank 4 Chase Metrotech Center Brooklyn, NY 11245
Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Financial intermediary wholesaler Lincoln Financial Distributors, Inc. 2001 Market Street Philadelphia, PA 19103-7055
Portfolio managers (see page 16 for details)
Financial advisors
Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRSM) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

The following information replaces the section entitled Who's who? on page 17 of the Institutional Class prospectus:
Who's who?	This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

Board of Trustees
Investment manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Fund	Custodian JPMorgan Chase Bank 4 Chase Metrotech Center Brooklyn, NY 11245
Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Financial intermediary wholesaler Lincoln Financial Distributors, Inc. 2001 Market Street Philadelphia, PA 19103-7055
Portfolio managers (see page 16 for details)
Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRSM) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

This Supplement is dated September 7, 2004.